Consolidated Statements Of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Insurance premiums					$ 6,087	$ 5,617	$ 5,372
Fee income					5,603	6,039	6,371
Net investment income					5,515	6,111	5,510
Realized gain (loss)					840	(867)	(513)
Amortization of deferred gain on business sold through reinsurance					42	38	41
Other revenues					723	777	658
Total revenues	$ 3,841	$ 4,672	$ 5,577	$ 4,720	18,810	17,715	17,439
Expenses
Benefits					8,479	8,503	8,677
Interest credited					2,877	2,929	2,923
Market risk benefit (gain) loss					(3,246)	(3,753)
Policyholder liability remeasurement (gain) loss					2,766	(183)
Commissions and other expenses					5,125	5,219	5,064
Interest and debt expense					283	270	284
Spark program expense					167	87	68
Impairment of intangibles					634
Total expenses	2,856	6,798	4,545	2,885	17,085	13,072	17,016
Income (loss) before taxes					1,725	4,643	423
Federal income tax expense (benefit)					367	865	(76)
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	1,358	3,778	499
Unrealized investment gain (loss)					(18,059)	(3,287)	3,192
Market risk benefit gain (loss)					(210)	(923)
Policyholder liability remeasurement gain (loss)					2,012	591
Foreign currency translation adjustment					(20)	(2)	5
Funded status of employee benefit plans					(59)	47	61
Total other comprehensive income (loss), net of tax					(16,336)	(3,574)	3,258
Comprehensive income (loss)					$ (14,978)	$ 204	$ 3,757
Net Income (Loss) Per Common Share
Basic (in dollars per share)	$ 4.80	$ (10.46)	$ 4.91	$ 8.50	$ 7.93	$ 20.17	$ 2.58
Diluted (in dollars per share)	$ 4.73	$ (10.47)	$ 4.83	$ 8.39	7.78	19.96	2.56
Cash Dividends Declared Per Common Share					$ 1.80	$ 1.71	$ 1.62